GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 1.97%
22,021	Air Products and Chemicals Inc	$ 5,639,798
11,634	Albemarle Corp	2,547,497
10,911	Celanese Corp	1,643,633
22,334	CF Industries Holdings Inc	1,246,684
74,457	Dow Inc	4,285,745
52,032	DuPont de Nemours Inc	3,537,656
13,525	Eastman Chemical Co	1,362,509
24,759	Ecolab Inc	5,165,223
13,308	FMC Corp	1,218,480
146,036	Freeport-McMoRan Inc	4,750,551
24,210	International Flavors & Fragrances Inc	3,237,361
39,870	International Paper Co	2,229,530
51,369	Linde PLC	15,070,637
26,287	LyondellBasell Industries NV Class A	2,467,035
35,416	Mosaic Co	1,265,060
79,635	Newmont Corp	4,324,181
29,337	Nucor Corp	2,889,401
24,039	PPG Industries Inc	3,437,817
24,096	Sherwin-Williams Co	6,740,374
		73,059,172
Communications — 16.16%
29,951	Alphabet Inc Class A(a)	80,074,597
28,027	Alphabet Inc Class C(a)	74,700,643
43,326	Amazon.com Inc(a)	142,327,643
5,687	Arista Networks Inc(a)	1,954,281
710,252	AT&T Inc	19,183,907
4,085	Booking Holdings Inc(a)	9,697,259
13,942	CDW Corp	2,537,723
12,618	Charter Communications Inc Class A(a)	9,180,352
419,208	Cisco Systems Inc	22,817,491
455,625	Comcast Corp Class A	25,483,106
76,460	Corning Inc	2,790,025
19,394	Discovery Inc Class A(a)(b)	492,220
28,309	Discovery Inc Class C(a)	687,059
25,092	DISH Network Corp Class A(a)	1,090,498
64,665	eBay Inc	4,505,211
12,592	Etsy Inc(a)	2,618,632
14,454	Expedia Group Inc(a)	2,369,011
5,969	F5 Networks Inc(a)	1,186,518
237,130	Facebook Inc Class A(a)	80,479,551
31,944	Fox Corp Class A	1,281,274
16,582	Fox Corp Class B	615,524
37,788	Interpublic Group of Cos Inc	1,385,686
30,123	Juniper Networks Inc	828,985
100,027	Lumen Technologies Inc	1,239,335
27,838	Match Group Inc(a)	4,370,288
16,950	Motorola Solutions Inc	3,937,824
44,027	Netflix Inc(a)	26,871,439
41,806	News Corp Class A	983,695
12,161	News Corp Class B	282,500
57,545	NortonLifeLock Inc	1,455,888
Shares		Fair Value
Communications — (continued)
21,132	Omnicom Group Inc	$ 1,531,225
58,346	T-Mobile US Inc(a)	7,454,285
79,377	Twitter Inc(a)	4,793,577
9,457	VeriSign Inc(a)	1,938,780
411,838	Verizon Communications Inc	22,243,370
60,967	ViacomCBS Inc Class B	2,408,806
180,758	Walt Disney Co(a)	30,578,831
		598,377,039
Consumer, Cyclical — 9.52%
6,694	Advance Auto Parts Inc	1,398,310
13,521	Alaska Air Group Inc(a)	792,331
61,759	American Airlines Group Inc(a)	1,267,295
27,106	Aptiv PLC(a)	4,037,981
2,177	AutoZone Inc(a)	3,696,524
25,962	Bath & Body Works Inc	1,636,385
22,484	Best Buy Co Inc	2,376,784
24,878	BorgWarner Inc	1,074,978
21,600	Caesars Entertainment Inc(a)	2,425,248
15,721	CarMax Inc(a)	2,011,659
76,851	Carnival Corp(a)	1,922,044
2,795	Chipotle Mexican Grill Inc(a)	5,079,968
20,764	Copart Inc(a)	2,880,382
43,975	Costco Wholesale Corp	19,760,166
14,286	Cummins Inc	3,208,064
12,576	Darden Restaurants Inc	1,904,887
63,659	Delta Air Lines Inc(a)	2,712,510
23,497	Dollar General Corp	4,984,654
23,934	Dollar Tree Inc(a)	2,290,962
3,759	Domino's Pizza Inc	1,792,893
32,424	DR Horton Inc	2,722,643
56,172	Fastenal Co	2,899,037
390,332	Ford Motor Co(a)	5,527,101
22,723	Gap Inc	515,812
144,411	General Motors Co(a)	7,611,904
14,004	Genuine Parts Co	1,697,705
31,856	Hanesbrands Inc	546,649
12,781	Hasbro Inc	1,140,321
28,100	Hilton Worldwide Holdings Inc(a)	3,712,291
105,768	Home Depot Inc	34,719,404
33,618	Las Vegas Sands Corp(a)	1,230,419
12,667	Leggett & Platt Inc	567,988
27,329	Lennar Corp Class A	2,560,181
12,905	Live Nation Entertainment Inc(a)	1,176,033
27,410	LKQ Corp(a)	1,379,271
70,317	Lowe's Cos Inc	14,264,507
27,383	Marriott International Inc Class A(a)	4,055,148
74,287	McDonald's Corp	17,911,339
39,384	MGM Resorts International	1,699,420
5,383	Mohawk Industries Inc(a)	954,944
39,872	Newell Brands Inc	882,766
127,137	NIKE Inc Class B	18,464,106
38,043	Norwegian Cruise Line Holdings Ltd(a)(b)	1,016,129

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
333	NVR Inc(a)	$ 1,596,429
6,876	O'Reilly Automotive Inc(a)	4,201,649
34,535	PACCAR Inc	2,725,502
15,527	Penn National Gaming Inc(a)	1,125,086
3,867	Pool Corp	1,679,863
26,977	PulteGroup Inc	1,238,784
7,663	PVH Corp(a)	787,680
4,397	Ralph Lauren Corp	488,243
35,719	Ross Stores Inc	3,888,013
22,940	Royal Caribbean Cruises Ltd(a)	2,040,513
58,853	Southwest Airlines Co(a)	3,026,810
117,290	Starbucks Corp	12,938,260
28,272	Tapestry Inc	1,046,629
49,212	Target Corp	11,258,229
80,717	Tesla Inc(a)	62,594,419
120,015	TJX Cos Inc	7,918,590
11,656	Tractor Supply Co	2,361,622
5,327	Ulta Beauty Inc(a)	1,922,621
18,227	Under Armour Inc Class A(a)	367,821
23,225	Under Armour Inc Class C(a)	406,902
31,632	United Airlines Holdings Inc(a)	1,504,734
32,755	VF Corp	2,194,257
72,762	Walgreens Boots Alliance Inc	3,423,452
142,159	Walmart Inc	19,814,121
6,475	Whirlpool Corp	1,319,994
4,271	WW Grainger Inc	1,678,759
11,102	Wynn Resorts Ltd(a)	940,894
29,795	Yum! Brands Inc	3,644,226
		352,643,245
Consumer, Non-Cyclical — 19.64%
176,351	Abbott Laboratories	20,832,344
175,790	AbbVie Inc	18,962,467
4,538	ABIOMED Inc(a)	1,477,210
7,310	Align Technology Inc(a)	4,864,293
183,440	Altria Group Inc	8,350,189
14,312	AmerisourceBergen Corp	1,709,568
56,488	Amgen Inc	12,012,173
24,254	Anthem Inc	9,041,891
56,885	Archer-Daniels-Midland Co	3,413,669
42,086	Automatic Data Processing Inc	8,413,833
8,028	Avery Dennison Corp	1,663,482
50,057	Baxter International Inc	4,026,085
28,569	Becton Dickinson and Co	7,022,832
14,854	Biogen Inc(a)	4,203,533
2,082	Bio-Rad Laboratories Inc Class A(a)	1,553,068
3,741	Bio-Techne Corp	1,812,776
141,638	Boston Scientific Corp(a)	6,145,673
221,045	Bristol-Myers Squibb Co	13,079,233
18,168	Brown-Forman Corp Class B	1,217,438
18,957	Campbell Soup Co	792,592
28,581	Cardinal Health Inc	1,413,616
17,204	Catalent Inc(a)	2,289,336
58,814	Centene Corp(a)	3,664,700
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
5,106	Charles River Laboratories International Inc(a)	$ 2,107,093
25,259	Church & Dwight Co Inc	2,085,636
33,833	Cigna Corp	6,772,013
8,527	Cintas Corp	3,245,888
11,845	Clorox Co	1,961,650
386,457	Coca-Cola Co	20,277,399
83,909	Colgate-Palmolive Co	6,341,842
46,856	Conagra Brands Inc	1,587,013
17,010	Constellation Brands Inc Class A	3,583,837
4,745	Cooper Cos Inc	1,961,156
73,034	Corteva Inc	3,073,271
131,265	CVS Health Corp	11,139,148
63,204	Danaher Corp	19,241,826
6,500	DaVita Inc(a)	755,690
22,522	DENTSPLY SIRONA Inc	1,307,402
9,625	Dexcom Inc(a)	5,263,528
62,006	Edwards Lifesciences Corp(a)	7,019,699
78,979	Eli Lilly & Co	18,248,098
11,860	Equifax Inc	3,005,561
23,068	Estee Lauder Cos Inc Class A	6,918,785
7,940	FleetCor Technologies Inc(a)	2,074,484
8,505	Gartner Inc(a)	2,584,499
61,214	General Mills Inc	3,661,821
124,723	Gilead Sciences Inc	8,711,902
29,221	Global Payments Inc	4,604,645
24,522	HCA Healthcare Inc	5,951,980
14,175	Henry Schein Inc(a)	1,079,568
14,731	Hershey Co	2,493,222
24,832	Hologic Inc(a)	1,832,850
29,082	Hormel Foods Corp	1,192,362
12,784	Humana Inc	4,974,894
8,463	IDEXX Laboratories Inc(a)	5,263,140
39,652	IHS Markit Ltd	4,624,216
14,593	Illumina Inc(a)	5,919,067
18,633	Incyte Corp(a)	1,281,578
11,827	Intuitive Surgical Inc(a)	11,757,812
19,060	IQVIA Holdings Inc(a)	4,565,632
10,504	J M Smucker Co	1,260,795
261,866	Johnson & Johnson	42,291,359
25,087	Kellogg Co	1,603,561
33,499	Kimberly-Clark Corp	4,436,608
66,932	Kraft Heinz Co	2,464,436
66,842	Kroger Co	2,702,422
9,634	Laboratory Corp of America Holdings(a)	2,711,393
14,660	Lamb Weston Holdings Inc	899,684
3,706	MarketAxess Holdings Inc	1,559,077
25,497	McCormick & Co Inc	2,066,022
15,427	McKesson Corp	3,075,835
133,684	Medtronic PLC	16,757,289
251,808	Merck & Co Inc	18,913,299
34,932	Moderna Inc(a)	13,443,930
17,604	Molson Coors Beverage Co Class B	816,474
139,047	Mondelez International Inc Class A	8,089,754

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
38,039	Monster Beverage Corp(a)	$ 3,379,004
16,114	Moody's Corp	5,722,243
36,644	Nielsen Holdings PLC	703,198
25,642	Organon & Co	840,801
116,886	PayPal Holdings Inc(a)	30,414,906
137,485	PepsiCo Inc	20,679,119
10,759	PerkinElmer Inc	1,864,427
557,725	Pfizer Inc	23,987,752
155,035	Philip Morris International Inc	14,695,768
241,468	Procter & Gamble Co	33,757,226
13,511	Quanta Services Inc	1,537,822
12,513	Quest Diagnostics Inc	1,818,264
10,455	Regeneron Pharmaceuticals Inc(a)	6,327,157
14,550	ResMed Inc	3,834,653
11,327	Robert Half International Inc	1,136,438
23,871	Rollins Inc	843,362
23,973	S&P Global Inc	10,185,888
10,035	Steris PLC	2,049,950
33,385	Stryker Corp	8,804,292
51,223	Sysco Corp	4,021,006
4,625	Teleflex Inc	1,741,544
39,135	Thermo Fisher Scientific Inc	22,359,000
29,971	Tyson Foods Inc Class A	2,365,911
7,251	United Rentals Inc(a)	2,544,593
93,796	UnitedHealth Group Inc	36,649,849
7,863	Universal Health Services Inc Class B	1,088,003
15,738	Verisk Analytics Inc	3,151,849
25,806	Vertex Pharmaceuticals Inc(a)	4,680,950
117,763	Viatris Inc	1,595,689
7,518	West Pharmaceutical Services Inc	3,191,692
20,390	Zimmer Biomet Holdings Inc	2,984,280
47,145	Zoetis Inc	9,152,730
		727,633,512
Energy — 2.75%
34,264	APA Corp	734,277
83,212	Baker Hughes Co	2,057,833
192,376	Chevron Corp	19,516,545
133,206	ConocoPhillips	9,027,371
37,966	Coterra Energy Inc(b)	826,140
63,064	Devon Energy Corp	2,239,403
17,671	Diamondback Energy Inc	1,672,913
12,914	Enphase Energy Inc(a)	1,936,713
58,080	EOG Resources Inc	4,662,082
421,134	Exxon Mobil Corp	24,771,102
85,953	Halliburton Co	1,858,304
28,329	Hess Corp	2,212,778
190,022	Kinder Morgan Inc	3,179,068
83,807	Marathon Oil Corp	1,145,642
64,089	Marathon Petroleum Corp	3,961,341
88,239	Occidental Petroleum Corp	2,610,110
44,665	ONEOK Inc	2,590,123
43,568	Phillips 66	3,051,067
Shares		Fair Value
Energy — (continued)
22,569	Pioneer Natural Resources Co	$ 3,757,964
140,328	Schlumberger NV	4,159,322
40,667	Valero Energy Corp	2,869,870
118,776	Williams Cos Inc	3,081,049
		101,921,017
Financial — 14.94%
61,436	Aflac Inc	3,202,659
13,603	Alexandria Real Estate Equities Inc REIT	2,599,125
29,797	Allstate Corp	3,793,456
64,012	American Express Co	10,723,930
85,072	American International Group Inc	4,669,602
45,276	American Tower Corp REIT	12,016,703
11,343	Ameriprise Financial Inc	2,995,913
22,457	Aon PLC Class A	6,417,537
20,145	Arthur J Gallagher & Co	2,994,554
6,022	Assurant Inc	949,971
13,636	AvalonBay Communities Inc REIT	3,022,283
736,624	Bank of America Corp	31,269,689
79,877	Bank of New York Mellon Corp	4,140,824
184,394	Berkshire Hathaway Inc Class B(a)	50,328,498
14,232	BlackRock Inc	11,935,809
14,062	Boston Properties Inc REIT	1,523,618
23,794	Brown & Brown Inc	1,319,377
44,378	Capital One Financial Corp	7,187,905
10,307	Cboe Global Markets Inc	1,276,625
32,672	CBRE Group Inc Class A(a)	3,180,946
149,334	Charles Schwab Corp	10,877,489
43,644	Chubb Ltd	7,571,361
14,517	Cincinnati Financial Corp	1,658,132
201,615	Citigroup Inc	14,149,341
41,289	Citizens Financial Group Inc	1,939,757
35,725	CME Group Inc	6,908,500
13,838	Comerica Inc	1,113,959
42,993	Crown Castle International Corp REIT	7,451,547
28,132	Digital Realty Trust Inc REIT	4,063,667
29,790	Discover Financial Services	3,659,702
36,142	Duke Realty Corp REIT	1,730,118
8,928	Equinix Inc REIT	7,054,281
34,088	Equity Residential REIT	2,758,401
6,268	Essex Property Trust Inc REIT	2,004,130
3,718	Everest Re Group Ltd	932,400
13,510	Extra Space Storage Inc REIT	2,269,545
7,103	Federal Realty Investment Trust REIT	838,083
69,506	Fifth Third Bancorp	2,949,835
17,878	First Republic Bank	3,448,309
28,869	Franklin Resources Inc	857,987
8,591	Globe Life Inc	764,857

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
Financial — (continued)
33,533	Goldman Sachs Group Inc	$ 12,676,480
33,568	Hartford Financial Services Group Inc	2,358,152
51,888	Healthpeak Properties Inc REIT	1,737,210
68,978	Host Hotels & Resorts Inc REIT(a)	1,126,411
151,314	Huntington Bancshares Inc	2,339,314
56,019	Intercontinental Exchange Inc	6,432,102
33,656	Invesco Ltd	811,446
28,618	Iron Mountain Inc REIT	1,243,452
297,246	JPMorgan Chase & Co	48,656,198
94,043	KeyCorp	2,033,210
61,733	Kimco Realty Corp REIT	1,280,960
16,504	Lincoln National Corp	1,134,650
19,049	Loews Corp	1,027,313
12,500	M&T Bank Corp	1,866,750
50,396	Marsh & McLennan Cos Inc	7,631,466
86,658	Mastercard Inc Class A	30,129,253
72,925	MetLife Inc	4,501,660
11,772	Mid-America Apartment Communities Inc REIT	2,198,421
145,198	Morgan Stanley	14,129,217
11,686	Nasdaq Inc	2,255,632
21,135	Northern Trust Corp	2,278,564
46,552	People's United Financial Inc	813,263
42,276	PNC Financial Services Group Inc	8,270,877
24,052	Principal Financial Group Inc	1,548,949
58,209	Progressive Corp	5,261,512
73,536	Prologis Inc REIT	9,223,620
39,086	Prudential Financial Inc	4,111,847
15,164	Public Storage REIT	4,505,224
17,879	Raymond James Financial Inc	1,649,828
38,734	Realty Income Corp REIT	2,512,287
14,653	Regency Centers Corp REIT	986,586
92,745	Regions Financial Corp	1,976,396
11,010	SBA Communications Corp REIT	3,639,576
32,717	Simon Property Group Inc REIT	4,252,228
36,370	State Street Corp	3,081,266
5,915	SVB Financial Group(a)	3,826,295
55,856	Synchrony Financial	2,730,241
22,574	T Rowe Price Group Inc	4,440,306
25,059	Travelers Cos Inc	3,809,219
132,782	Truist Financial Corp	7,787,664
29,008	UDR Inc REIT	1,536,844
134,210	US Bancorp	7,977,442
38,238	Ventas Inc REIT	2,111,120
167,878	Visa Inc Class A	37,394,824
16,524	Vornado Realty Trust REIT	694,173
13,866	W R Berkley Corp	1,014,714
408,485	Wells Fargo & Co	18,957,789
42,722	Welltower Inc REIT	3,520,293
37,343	Western Union Co	755,075
74,584	Weyerhaeuser Co REIT	2,652,953
Shares		Fair Value
Financial — (continued)
12,836	Willis Towers Watson PLC	$ 2,983,857
16,629	Zions Bancorp NA	1,029,169
		553,453,723
Industrial — 7.67%
57,561	3M Co	10,097,351
14,313	A O Smith Corp	874,095
30,185	Agilent Technologies Inc	4,755,043
8,698	Allegion PLC	1,149,702
157,802	Amcor PLC	1,828,925
22,637	AMETEK Inc	2,807,214
59,505	Amphenol Corp Class A	4,357,551
32,490	Ball Corp	2,923,125
54,810	Boeing Co(a)	12,054,911
86,315	Carrier Global Corp	4,467,664
54,460	Caterpillar Inc	10,454,686
12,308	CH Robinson Worldwide Inc	1,070,796
224,267	CSX Corp	6,669,701
28,238	Deere & Co	9,461,707
14,557	Dover Corp	2,263,614
39,651	Eaton Corp PLC	5,920,291
59,467	Emerson Electric Co	5,601,791
17,406	Expeditors International of Washington Inc	2,073,577
24,467	FedEx Corp	5,365,368
35,651	Fortive Corp	2,515,891
14,197	Fortune Brands Home & Security Inc	1,269,496
15,114	Garmin Ltd	2,349,622
6,279	Generac Holdings Inc(a)	2,566,039
23,081	General Dynamics Corp	4,524,568
109,191	General Electric Co	11,249,949
68,678	Honeywell International Inc	14,578,966
40,135	Howmet Aerospace Inc	1,252,212
3,714	Huntington Ingalls Industries Inc	717,025
7,431	IDEX Corp	1,537,845
28,512	Illinois Tool Works Inc	5,891,435
40,470	Ingersoll Rand Inc(a)	2,040,093
12,740	Jacobs Engineering Group Inc	1,688,432
8,252	JB Hunt Transport Services Inc	1,379,899
70,848	Johnson Controls International PLC	4,823,332
9,120	Kansas City Southern	2,468,237
17,918	Keysight Technologies Inc(a)	2,943,748
20,073	L3Harris Technologies Inc	4,420,878
24,516	Lockheed Martin Corp	8,460,472
6,372	Martin Marietta Materials Inc	2,177,185
25,279	Masco Corp	1,404,248
2,340	Mettler-Toledo International Inc(a)	3,223,022
24,567	Norfolk Southern Corp	5,877,655
14,971	Northrop Grumman Corp	5,391,806
9,409	Old Dominion Freight Line Inc	2,690,786
43,103	Otis Worldwide Corp	3,546,515

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
Industrial — (continued)
9,381	Packaging Corp of America	$ 1,289,325
13,010	Parker-Hannifin Corp	3,637,856
16,269	Pentair PLC	1,181,617
149,996	Raytheon Technologies Corp	12,893,656
21,007	Republic Services Inc	2,522,100
11,745	Rockwell Automation Inc	3,453,500
16,036	Sealed Air Corp	878,612
5,459	Snap-on Inc	1,140,658
15,920	Stanley Black & Decker Inc	2,790,935
32,627	TE Connectivity Ltd	4,477,077
4,802	Teledyne Technologies Inc(a)	2,062,843
22,138	Textron Inc	1,545,454
23,675	Trane Technologies PLC	4,087,489
5,302	TransDigm Group Inc(a)	3,311,470
25,524	Trimble Inc(a)	2,099,349
64,869	Union Pacific Corp	12,714,973
72,446	United Parcel Service Inc Class B	13,192,417
13,447	Vulcan Materials Co	2,274,695
38,537	Waste Management Inc	5,755,886
6,208	Waters Corp(a)	2,218,118
19,250	Westinghouse Air Brake Technologies Corp	1,659,543
25,682	Westrock Co	1,279,734
18,143	Xylem Inc	2,243,926
		283,897,701
Technology — 23.09%
63,081	Accenture PLC Class A	20,180,873
77,363	Activision Blizzard Inc	5,987,123
47,390	Adobe Inc(a)	27,283,371
120,660	Advanced Micro Devices Inc(a)	12,415,914
16,037	Akamai Technologies Inc(a)	1,677,310
53,508	Analog Devices Inc	8,961,520
8,504	ANSYS Inc(a)	2,895,187
1,562,122	Apple Inc	221,040,261
90,919	Applied Materials Inc	11,704,003
21,886	Autodesk Inc(a)	6,241,231
40,811	Broadcom Inc	19,790,478
11,174	Broadridge Financial Solutions Inc	1,862,035
27,533	Cadence Design Systems Inc(a)	4,169,597
13,553	Ceridian HCM Holding Inc(a)	1,526,339
28,522	Cerner Corp	2,011,371
12,247	Citrix Systems Inc	1,314,960
52,652	Cognizant Technology Solutions Corp Class A	3,907,305
23,219	DXC Technology Co(a)	780,391
28,719	Electronic Arts Inc	4,085,278
61,445	Fidelity National Information Services Inc	7,476,628
59,286	Fiserv Inc(a)	6,432,531
13,548	Fortinet Inc(a)	3,956,558
126,369	Hewlett Packard Enterprise Co	1,800,758
122,125	HP Inc	3,341,340
Shares		Fair Value
Technology — (continued)
403,571	Intel Corp	$ 21,502,263
89,161	International Business Machines Corp	12,387,138
27,182	Intuit Inc	14,664,961
3,236	IPG Photonics Corp(a)	512,582
7,172	Jack Henry & Associates Inc	1,176,638
15,193	KLA Corp	5,082,210
14,175	Lam Research Corp	8,067,701
13,736	Leidos Holdings Inc	1,320,442
27,260	Microchip Technology Inc	4,184,137
111,984	Micron Technology Inc	7,948,624
747,543	Microsoft Corp	210,747,323
4,389	Monolithic Power Systems Inc	2,127,260
8,200	MSCI Inc	4,988,388
22,921	NetApp Inc	2,057,389
247,891	NVIDIA Corp	51,353,100
26,374	NXP Semiconductors NV	5,165,875
163,863	Oracle Corp	14,277,383
32,415	Paychex Inc	3,645,067
4,908	Paycom Software Inc(a)	2,433,141
10,113	PTC Inc(a)	1,211,436
10,963	Qorvo Inc(a)	1,832,904
112,207	QUALCOMM Inc	14,472,459
10,487	Roper Technologies Inc	4,678,565
96,642	salesforce.com Inc(a)	26,211,243
21,501	Seagate Technology Holdings PLC	1,774,263
19,705	ServiceNow Inc(a)	12,261,830
16,427	Skyworks Solutions Inc	2,706,841
15,177	Synopsys Inc(a)	4,544,146
11,251	Take-Two Interactive Software Inc(a)	1,733,442
15,945	Teradyne Inc	1,740,716
91,836	Texas Instruments Inc	17,651,798
3,917	Tyler Technologies Inc(a)	1,796,532
29,645	Western Digital Corp(a)	1,673,164
24,870	Xilinx Inc	3,755,121
5,312	Zebra Technologies Corp Class A(a)	2,737,911
		855,266,355
Utilities — 2.41%
64,867	AES Corp	1,480,914
24,675	Alliant Energy Corp	1,381,307
26,153	Ameren Corp	2,118,393
50,027	American Electric Power Co Inc	4,061,192
17,661	American Water Works Co Inc	2,985,415
13,115	Atmos Energy Corp	1,156,743
57,391	CenterPoint Energy Inc	1,411,819
27,989	CMS Energy Corp	1,671,783
35,153	Consolidated Edison Inc	2,551,756
80,425	Dominion Energy Inc	5,872,634
19,849	DTE Energy Co	2,217,332
76,530	Duke Energy Corp	7,468,563
38,919	Edison International	2,158,837

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
Utilities — (continued)
20,555	Entergy Corp	$ 2,041,317
22,592	Evergy Inc	1,405,222
34,184	Eversource Energy	2,794,884
97,270	Exelon Corp	4,702,032
52,104	FirstEnergy Corp	1,855,945
195,145	NextEra Energy Inc	15,322,785
39,415	NiSource Inc	955,025
24,404	NRG Energy Inc	996,415
11,334	Pinnacle West Capital Corp	820,128
78,763	PPL Corp	2,195,912
49,311	Public Service Enterprise Group Inc	3,003,040
31,912	Sempra Energy	4,036,868
105,326	Southern Co	6,527,052
31,377	WEC Energy Group Inc	2,767,451
54,639	Xcel Energy Inc	3,414,938
		89,375,702
TOTAL COMMON STOCK — 98.15% (Cost $1,956,064,625)		$3,635,627,466
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.04%
$339,296	Undivided interest of 0.37% in a repurchase agreement (principal amount/value $92,234,491 with a maturity value of $92,234,619) with RBC Capital Markets Corp, 0.05%, dated 9/30/21 to be repurchased at $339,296 on 10/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/31/21 - 5/1/58, with a value of $94,079,185.(c)	339,296
339,296	Undivided interest of 0.45% in a repurchase agreement (principal amount/value $75,803,310 with a maturity value of $75,803,415) with Bank of America Securities Inc, 0.05%, dated 9/30/21 to be repurchased at $339,296 on 10/1/21 collateralized by Federal National Mortgage Association securities, 1.50% - 5.00%, 9/1/31 - 7/1/60, with a value of $77,319,376.(c)	339,296
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 339,296	Undivided interest of 13.39% in a repurchase agreement (principal amount/value $2,533,337 with a maturity value of $2,533,341) with HSBC Securities (USA) Inc, 0.05%, dated 9/30/21 to be repurchased at $339,296 on 10/1/21 collateralized by various U.S. Government Agency securities, 3.00% - 4.50%, 1/1/26 - 9/20/51, with a value of $2,584,004.(c)	$ 339,296
71,424	Undivided interest of 15.90% in a repurchase agreement (principal amount/value $449,117 with a maturity value of $449,118) with TD Securities (USA) Inc, 0.05%, dated 9/30/21 to be repurchased at $71,424 on 10/1/21 collateralized by various U.S. Government Agency securities, 1.50% - 4.50%, 12/1/35 - 10/1/51, with a value of $458,099.(c)	71,424
339,296	Undivided interest of 2.35% in a repurchase agreement (principal amount/value $14,411,175 with a maturity value of $14,411,199) with Citigroup Global Markets Inc, 0.06%, dated 9/30/21 to be repurchased at $339,296 on 10/1/21 collateralized by U.S. Treasury securities, 0.13% - 2.75%, 6/30/22 - 2/15/28, with a value of $14,699,399.(c)	339,296
TOTAL SHORT TERM INVESTMENTS — 0.04% (Cost $1,428,608)		$1,428,608
TOTAL INVESTMENTS — 98.19% (Cost $1,957,493,233)		$3,637,056,074
OTHER ASSETS & LIABILITIES, NET — 1.81%		$66,955,135
TOTAL NET ASSETS — 100.00%		$3,704,011,209

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2021.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At September 30, 2021, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Depreciation
Long
S&P 500® Emini Futures	258	USD	55,440,975	December 2021	$(1,294,808)
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

September 30, 2021

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2021, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 228 futures contracts for the reporting period.

September 30, 2021